RECD S.E.C.
DEC 2 6 2007
1086

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listing Qualifications

07082305

By Facsimile and First Class Mail

December 26, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33593

Dear Ms. Peters:

This is to certify that on December 26, 2007 The Nasdaq Stock Market (the "Exchange") received from Zhongpin Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
JAN 25 2008
THOMSON FINANCIAL

END